Document and Entity Information	Apr. 21, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001361983
Document Type	8-K
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	ORBCOMM Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33118
Entity Tax Identification Number	41-2118289
Entity Address, Address Line One	395 W. Passaic Street
Entity Address, City or Town	Rochelle Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07662
City Area Code	(201)
Local Phone Number	363-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ORBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false